Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net	12 Months Ended
Dec. 31, 2021
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net [Line Items]
Useful life	3 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net [Line Items]
Useful life	5 years
Trademarks [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net [Line Items]
Useful life	3 years
Trademarks [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net [Line Items]
Useful life	5 years
Technology [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net [Line Items]
Useful life	5 years
Technology [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net [Line Items]
Useful life	10 years